PRIVATE PLACEMENT (FY)	12 Months Ended
Dec. 31, 2017
PRIVATE PLACEMENT [Abstract]
PRIVATE PLACEMENT
4. PRIVATE PLACEMENT

Simultaneous with the Initial Public Offering, the Sponsor and Cantor purchased an aggregate of 420,000 Placement Units (390,000 Placement Units by the Sponsor and 30,000 Placement Units by Cantor) at a price of $10.00 per Unit (or an aggregate purchase price of $4,200,000). Each Placement Unit consists of one share of common stock (“Placement Share”) and one-half of one warrant (each, a “Placement Warrant”) to purchase one share of the Company’s common stock exercisable at $11.50. The proceeds from the Placement Units and the proceeds from the Initial Public Offering totaling $175,000,000 are held in the Trust Account. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Placement Shares or Placement Warrants.

The Placement Units and their component securities are the same as the public units and their component securities except that they may not be transferable, assignable or salable until 30 days after the consummation of an initial Business Combination, subject to certain limited exceptions.